Shareholder Report, Holdings (Details)	Jun. 30, 2024
Variable Portfolio – Partners Core Bond Fund Class 2 | Uniform Mortgage-Backed Security TBA07/15/2054 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio – Partners Core Bond Fund Class 2 | U.S. Treasury05/15/2041 2.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Partners Core Bond Fund Class 2 | U.S. Treasury08/15/2041 1.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio – Partners Core Bond Fund Class 2 | U.S. Treasury08/31/2027 0.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Partners Core Bond Fund Class 2 | Uniform Mortgage-Backed Security TBA07/15/2054 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Partners Core Bond Fund Class 2 | U.S. Treasury02/15/2054 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Partners Core Bond Fund Class 2 | Federal National Mortgage Association04/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Partners Core Bond Fund Class 2 | U.S. Treasury06/30/2029 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund Class 2 | U.S. Treasury08/15/2032 2.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund Class 2 | U.S. Treasury04/30/2029 4.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund Class 2 | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
Variable Portfolio – Partners Core Bond Fund Class 2 | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Variable Portfolio – Partners Core Bond Fund Class 2 | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Variable Portfolio – Partners Core Bond Fund Class 2 | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Variable Portfolio – Partners Core Bond Fund Class 2 | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Core Bond Fund Class 2 | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Variable Portfolio – Partners Core Bond Fund Class 2 | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Portfolio – Partners Core Bond Fund Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio – Partners Core Bond Fund Class 2 | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Variable Portfolio – Partners Core Bond Fund Class 2 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Variable Portfolio – Partners Core Bond Fund Class 2 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Variable Portfolio – Partners Core Bond Fund Class 2 | AssetBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Variable Portfolio – Partners Core Bond Fund Class 2 | Commercial MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Partners Core Bond Fund Class 2 | Commercial MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Partners Core Bond Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners Core Bond Fund Class 2 | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Portfolio – Partners Core Bond Fund Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners Core Bond Fund Class 2 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Partners Core Bond Fund Class 1 | Uniform Mortgage-Backed Security TBA07/15/2054 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio – Partners Core Bond Fund Class 1 | U.S. Treasury05/15/2041 2.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Portfolio – Partners Core Bond Fund Class 1 | U.S. Treasury08/15/2041 1.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio – Partners Core Bond Fund Class 1 | U.S. Treasury08/31/2027 0.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Partners Core Bond Fund Class 1 | Uniform Mortgage-Backed Security TBA07/15/2054 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Partners Core Bond Fund Class 1 | U.S. Treasury02/15/2054 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Partners Core Bond Fund Class 1 | Federal National Mortgage Association04/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Variable Portfolio – Partners Core Bond Fund Class 1 | U.S. Treasury06/30/2029 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund Class 1 | U.S. Treasury08/15/2032 2.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund Class 1 | U.S. Treasury04/30/2029 4.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners Core Bond Fund Class 1 | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.60%
Variable Portfolio – Partners Core Bond Fund Class 1 | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Variable Portfolio – Partners Core Bond Fund Class 1 | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Variable Portfolio – Partners Core Bond Fund Class 1 | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Variable Portfolio – Partners Core Bond Fund Class 1 | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Core Bond Fund Class 1 | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Variable Portfolio – Partners Core Bond Fund Class 1 | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Portfolio – Partners Core Bond Fund Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Variable Portfolio – Partners Core Bond Fund Class 1 | Residential MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Variable Portfolio – Partners Core Bond Fund Class 1 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Variable Portfolio – Partners Core Bond Fund Class 1 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Variable Portfolio – Partners Core Bond Fund Class 1 | AssetBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Variable Portfolio – Partners Core Bond Fund Class 1 | Commercial MortgageBacked Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Partners Core Bond Fund Class 1 | Commercial MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Partners Core Bond Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners Core Bond Fund Class 1 | Residential MortgageBacked Securities NonAgency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Portfolio – Partners Core Bond Fund Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Portfolio – Partners Core Bond Fund Class 1 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%